Investments Accounted for Using the Equity Method (Investment in Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
As at 1 January	¥ 3,688,794
Share of profit	1,200,141	¥ 929,315
Other comprehensive income	(810)	18,213	¥ 0
As at 31 December	4,452,044	3,688,794
Associates [member]
Disclosure of associates [line items]
As at 1 January	3,498,097	3,074,156
Share of profit	1,200,141	929,315
Other comprehensive income	(810)	18,213
Cash dividends distribution	(457,633)	(523,587)
As at 31 December	¥ 4,239,795	¥ 3,498,097	¥ 3,074,156